INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of continuity of intangible assets [Table Text Block]
	Trademarks	Patient relationships	Total
	$	$	$
Cost
Balance, December 31, 2019 and 2020	-	-	-
Additions	3,250,000	414,000	3,664,000
Impairment	-	-	-
Balance, December 31, 2021	3,250,000	414,000	3,664,000

Accumulated depreciation
Balance, December 31, 2019 and 2020	-	-	-
Amortization	94,792	27,600	122,392
Balance, December 31, 2021	94,792	27,600	122,392

Carrying value
Balance, December 31, 2019 and 2020	-	-	-
Balance, December 31, 2021	3,155,208	386,400	3,541,608